FINANCIAL AND OTHER INCOME, NET	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
FINANCIAL AND OTHER INCOME, NET
NOTE 11:-	FINANCIAL AND OTHER INCOME, NET

	Year ended December 31,
	2023	2022	2021

Interest income	$2,960	$1,437	$894
Amortization of discount on marketable securities, net	281	-	-
Bank fees and other finance expenses	(31)	(27)	(25)
Foreign currency transaction adjustments	5	340	(1)
Gain (loss) from sales and disposals of fixed assets	(7)	(12)	3

Financial and other income, net	$3,208	$1,738	$871